Schedule of Expected Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2013	$ 63
2014	63
2015	62
2016	62
2017	$ 62